Recently issued accounting pronouncements	12 Months Ended
Dec. 31, 2017
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recently issued accounting pronouncements
Recently issued accounting pronouncements

(a)	Recently adopted accounting pronouncements
The FASB issued ASU 2016-17 Consolidation (Topic 810): Interests Held through Related Parties That Are under Common Control. This update amends the consolidation guidance on how a reporting entity that is the single decision maker of a VIE should treat indirect interests in the entity held through related parties that are under common control with the reporting entity when determining whether it is the primary beneficiary of that VIE. The adoption of this update in the first quarter of 2017 had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2016-09, Compensation - Stock Compensation (Topic 718), to simplify several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The adoption of this update in the first quarter of 2017 had no material impact on the Company's consolidated financial statements. The Company continues to record the stock-based compensation expense adjusted for estimated forfeitures.
The FASB issued ASU 2016-06, Derivatives and Hedging (Topic 815): Contingent Put and Call Options in Debt Instruments, to clarify the requirements for assessing whether contingent call (put) options that can accelerate the payment of principal on debt instruments are clearly and closely related to their debt hosts, which is one of the criteria for bifurcating an embedded derivative. An entity performing the assessment under the amendments in this Update is required to assess the embedded call (put) options solely in accordance with the four-step decision sequence. The adoption of this update in the first quarter of 2017 had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2016-05, Derivatives and Hedging (Topic 815): Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships, to clarify that a change in the counterparty to a derivative instrument that has been designated as the hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. The adoption of this update in the first quarter of 2017 had no impact on the Company's consolidated financial statements.
The FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory, to simplify the subsequent measurement of inventory by replacing the current lower of cost and market test with a lower of cost and net realizable value test. The adoption of this update in the first quarter of 2017 had no impact on the Company's consolidated financial statements.

(b)	Recently issued accounting guidance not yet adopted
The FASB issued ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income to allow a reclassification from accumulated other comprehensive income to retained earnings for stranded tax effects resulting from the Tax Cuts and Jobs Act. The update is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted in any interim period after issuance of the update. The Company is currently assessing the impacts of this update.
The FASB issued ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, to improve the financial reporting of hedging relationships to better portray the economic results of an entity's risk management activities in its financial statements. The update also makes certain targeted improvements to simplify the application of the hedge accounting guidance. The update is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Early application is permitted in any interim period after issuance of the update. The Company is currently assessing the impacts of this update. The Company expects to early adopt this update on January 1, 2018.
The FASB issued ASU 2017-09, Compensation-Stock Compensation (Topic 718): Scope of Modification Accounting, to provide clarity and reduce both diversity in practice and cost and complexity when applying the guidance in Topic 718, Compensation-Stock Compensation, to a change to the terms or conditions of a share-based payment award. The Company applies the guidance in this update for modifications subsequent to December 15, 2017.

2.     Recently issued accounting pronouncements (continued)

(b)	Recently issued accounting guidance not yet adopted (continued)
The FASB issued ASU 2017-07 Compensation—Retirement Benefits (Topic 715): Improving the Presentation of Net Periodic Pension Cost and Net Periodic Post-retirement Benefit Cost, to improve the reporting of defined benefit pension cost and post-retirement benefit cost ("net benefit cost") in the financial statements. This update requires the service cost component to be reported in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations. The update will also only allow the service cost component to be eligible for capitalization when applicable. The Company will adopt this guidance effective January 1, 2018. Following the effective date of this ASU, the Company expects its regulated operations to only capitalize the service costs component and therefore no regulatory to U.S. GAAP reporting differences are anticipated. The Company intends to apply the practical expedient for retrospective application on the statement of operations.
The FASB issued ASU 2017-05 Other Income—Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets. The update clarifies the scope of the standard as well as provides additional guidance on partial sales of nonfinancial assets. The update is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted however the update must be adopted at the same time as ASU 2014-09. No impact on the consolidated financial statements is expected from the adoption of this update.
The FASB issued ASU 2017-04 Business Combinations (Topic 350): Intangibles - Goodwill and Other (Topic 350) Simplifying the Test for Goodwill Impairment. The update is intended to simplify how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill with the carrying amount of that goodwill. The standard is effective for fiscal years and interim periods beginning after December 15, 2019.
The FASB issued ASU 2017-01 Business Combinations (Topic 805): Clarifying the Definition of a Business. The update is intended to clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. The amendments in the Update should be applied prospectively. The Company will follow the pronouncements of this Update after the effective date.
The FASB issued ASU 2016-18 Statement of Cash Flows (Topic 230): Restricted Cash to eliminate current diversity in practice in the classification and presentation of changes in restricted cash on the statement of cash flows. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. The Company currently present changes in restricted cash as investing activities. The adoption of this standard will change the presentation of restricted cash on the consolidated statement of cash flows.
The FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. The new standard requires the recognition of current and deferred income taxes for an intra-entity transfer of an asset other than inventory. Current GAAP prohibits the recognition of current and deferred income taxes on these transactions until the asset has been sold to an outside party. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. No impact on the consolidated financial statements is expected from the adoption of this Update.
The FASB issued ASU 2016-15 Statement of Cash Flows (Topic 230) Classification of Certain Cash Receipts and Cash Payments in order to eliminate current diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. No impact on the consolidated financial statements is expected from the adoption of this Update.

2.     Recently issued accounting pronouncements (continued)

(b)	Recently issued accounting guidance not yet adopted (continued)
The FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses. The standard is effective for fiscal years and interim periods beginning after December 15, 2019. Early adoption for fiscal years and interim periods beginning after December 15, 2018 is permitted. The Company is currently in the process of evaluating the impact of adoption of this standard on its consolidated financial statements. The Company does not expect a significant impact on its consolidated financial statements as a result of the adoption of this Update.
The FASB issued ASU 2016-02, Leases (Topic 842) to increase transparency and comparability among organizations utilizing leases. This ASU requires lessees to recognize the assets and liabilities arising from all leases on the balance sheet, but the effect of leases in the statement of operations and the statement of cash flows is largely unchanged. The FASB issued an amendment to ASC Topic 842 which permits companies to elect an optional transition practical expedient to not evaluate existing land easements under the new standard if the land easements were not previously accounted for under existing lease guidance. The FASB also voted to amend ASC Topic 842 to allow companies to elect not to restate their comparative periods in the period of adoption when transitioning to the standard. The standard is effective for fiscal years and interim periods beginning after December 15, 2018. Early adoption is permitted.
The Company is in the process of evaluating the impact of adoption of this standard on its financial statements and disclosures. The Company held training sessions with the finance team and is currently in the process of creating an inventory of its lease contracts and analyzing the terms and conditions under the requirements of this new standard. The Company continues to monitor FASB amendments to ASC Topic 842.
The FASB issued ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities to simplify the measurement, presentation, and disclosure of financial instruments. The standard is effective for fiscal years and interim periods beginning after December 15, 2017. Early adoption is permitted. The presentation of unrealized gains/ losses from the Company's available-for-sale investments will change on the consolidated statement of comprehensive income. Certain disclosures with regards to financial liabilities will change based on the updated requirements.
The FASB issued a revenue recognition standard codified as ASC 606, Revenue from Contracts with Customers. This issued accounting standard provides accounting guidance for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers unless the contracts are in the scope of other U.S. GAAP requirements, such as the leasing literature. The core principal of the accounting guidance is that an entity should recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 is expected to require significantly expanded disclosures regarding the qualitative and quantitative information of the Company's nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. This new revenue standard is required to be applied for fiscal years and interim periods beginning after December 15, 2017 using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. The Company has not elected to early adopt.
The Company has completed its impact assessment. At this point, the Company expects the adoption of Topic 606 will have an immaterial impact on the consolidated financial statements and the pattern of revenue recognition. The Company also evaluated the disclosure requirements and determined that the disaggregation of revenue information required by the new standard will not have a significant impact on the Company’s information gathering processes and procedures as the revenue information required by the standard is consistent with historical revenue information gathered by the Company for financial reporting purposes. The Company intends to adopt the new revenue recognition standard using the modified retrospective method.